2. BASIS OF PRESENTATION: Basis of consolidation (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Basis of consolidation

c)  Basis of consolidation

Consolidated financial statements include the assets, liabilities and results of operations of all entities controlled by the Company.  Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated in preparing the Company’s the consolidated financial statements.   Where control of an entity is obtained during a financial year, its results are included in the consolidated statements of comprehensive loss from the date on which control commences.  Where control of an entity ceases during a financial year, its results are included for that part of the year during which control exists.

These consolidated financial statements include the accounts of the Company and its controlled wholly owned subsidiaries, Vanc Marine Pharmaceuticals Inc. and HealthTab Inc.